Schedule of disaggregation of revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Gross Billing	$ 4,242,341	$ 3,484,852	$ 8,648,249	$ 7,358,172	$ 16,264,172	$ 15,026,896
Commission expense	3,821,489	3,140,234	7,813,115	6,740,307	14,895,885	13,931,836
Revenue	420,852	344,618	835,134	617,864	1,368,287	1,095,060
Total revenue	743,309	784,869	1,512,236	1,352,858	2,688,987	2,502,264
Subscription Revenue [Member]
Total revenue	185,939	195,387	368,119	378,632	738,697	736,708
Sponsorship Revenue [Member]
Total revenue	68,630	70,467	128,788	139,859	107,741	189,968
Other Revenue [Member]
Total revenue	37,524	142,722	122,488	142,722	320,505	332,448
Underwriting Revenue [Member]
Total revenue	$ 30,364	$ 31,675	$ 57,707	$ 73,781	$ 153,757	$ 148,080